Schedule I: Condensed Financial Information of Registrant - Condensed Balance Sheets (Narrative) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock
Segment Reporting Information [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares outstanding (in shares)	52,967,000	50,549,000
Common stock, shares issued (in shares)	52,967,000	50,549,000
Class B Common Stock
Segment Reporting Information [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares outstanding (in shares)	1,430,000	2,277,000
Common stock, shares issued (in shares)	1,430,000	2,277,000